OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2024	2023
	£m	£m
Loans and advances to customers:
Loans to housing associations	4	8
Other loans	40	38
	44	46
Debt securities	56	167
Other debt instruments	36	49
	136	262
For the Santander UK group, other financial assets at FVTPL comprised £60m (2023: £8m) of financial assets designated at FVTPL and £76m (2023: £254m) of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represent other loans, being a portfolio of roll-up mortgages. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management.
The net loss in the year attributable to changes in credit risk for loans and advances at FVTPL was £nil (2023: £nil, 2022: £1m). The cumulative net loss attributable to changes in credit risk for loans and advances at FVTPL at 31 December 2024 was £3m (2023: £3m,2022: £3m).